Label	Element	Value
Schwab High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST
Schwab® High Yield Bond ETF Schwab® U.S. TIPS ETF
(each, a fund and collectively, the funds)
Supplement dated September 25, 2023, to each fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
Effective September 25, 2023, the management fees of the funds have been reduced, as follows:
Fund	Current Management Fee	New Management Fee
Schwab High Yield Bond ETF	0.10%	0.03%
Schwab U.S. TIPS ETF	0.04%	0.03%
Accordingly, the following changes to each fund’s Statutory Prospectus and SAI are effective September 25, 2023:
(1)
Schwab High Yield Bond ETF
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses(2)	None
Total annual fund operating expenses	0.03
(1)
The information in the table has been restated to reflect current fees and expenses.

(2)
“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

Expenses on a $10,000 Investment
1 Year	3 Years
$3	$10

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® High Yield Bond ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
(1)
Schwab High Yield Bond ETF
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Schwab High Yield Bond ETF | Schwab High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.03%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.03%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 3
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 10

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.